[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


January 11, 2012


VIA EDGAR


Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

      Re:      Van Kampen Unit Trusts, Series 1178
               Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 ("Post-Effective Amendment No. 1")
               File No. 333-177856

Ladies and Gentlemen:

Pursuant to Rule 485 (a)(3) of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, the undersigned, Van Kampen Unit Trusts, Series 1178, and its depositor, sponsor and principal underwriter, Van Kampen Funds Inc., respectfully request that the Securities and Exchange Commission grant acceleration of the effective date of said Post-Effective Amendment No. 1 so that it may become effective as soon as practicable.

Very truly yours,

VAN KAMPEN UNIT TRUSTS, SERIES 1178

By:      Van Kampen Funds, Inc.

         By:  /s/ JOHN F. TIERNEY
              -------------------
              John F. Tierney
              Vice President